Vista Outdoor Inc. - 10-Q CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Operating income (loss)	$ (751)	$ (5,297)
Vista Outdoor Inc.
Sales, net (including related party sales of $17,502, $15,767, and $13,847 for the years ended March 31, 2023, 2022, and 2021, respectively)	644,181	693,333	$ 2,746,063	$ 3,079,807	$ 3,044,621
Cost of sales	433,024	466,576	1,887,078	2,048,910	1,935,389
Gross profit	211,157	226,757	858,985	1,030,897	1,109,232
Operating expenses:
Research and development	12,439	12,080	49,644	44,209	28,737
Selling, general, and administrative	137,349	122,491	540,076	504,478	434,273
Gain on divestiture (Note 6)	(19,659)	0
Operating income (loss)	81,028	92,186	50,453	107,855	646,222
Other (expense) income	(77)	(541)	(1,988)	2,124	0
Interest income	(9,421)	(16,218)	(62,949)	(59,317)	(25,264)
Income (loss) before income taxes	71,530	75,427	(14,484)	50,662	620,958
Income tax (provision) benefit	(14,410)	(17,327)	8,979	(60,380)	(147,732)
Net income (loss)	$ 57,120	$ 58,100	$ (5,505)	$ (9,718)	$ 473,226
Earnings (loss) per common share:
Basic (in dollars per share)	$ 0.98	$ 1.01	$ (0.10)	$ (0.17)	$ 8.27
Diluted (in dollars per share)	$ 0.97	$ 0.99	$ (0.10)	$ (0.17)	$ 8.00
Weighted-average number of common shares outstanding:
Basic (in shares)	58,312	57,455	57,946	56,600	57,190
Diluted (in shares)	58,641	58,541	57,946	56,600	59,137
Pension and other postretirement benefit liabilities:
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, net of tax expense of $(704), $(884), and $(1,215)	$ 565	$ 562	$ 2,248	$ 2,776	$ 3,744
Change in derivative instruments, net of tax (expense) benefit of $(757), $778, and $0	628	1,574	3,528	(3,187)	(517)
Change in cumulative translation adjustment, net of tax of $0 and $0	(249)	664	199	(562)	(58)
Total other comprehensive income (loss)	944	2,800	6,454	(4,123)	6,516
Comprehensive income (loss)	$ 58,064	$ 60,900	$ 949	$ (13,841)	$ 479,742